Consolidated Statements of Financial Position R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Current assets:
Cash and cash equivalents	$ 119,698	R$ 395,962	R$ 111,304
Restricted cash	5,864	19,397	21,946
Trade accounts receivables, net	34,210	113,168	213,994
Inventories, net	138,039	456,632	352,011
Recoverable taxes	24,198	80,047	66,329
Prepaid expenses and other current assets	14,616	48,352	59,127
Total current assets	336,625	1,113,558	824,711
Non-current assets:
Restricted cash	4,549	15,048	21,254
Judicial deposits	32,320	106,914	71,817
Recoverable taxes	21,392	70,765	33,178
Other assets	589	1,950	950
Due from related parties	4	12	17
Property and equipment, net	22,080	73,039	74,202
Intangible assets, net	35,018	115,839	87,593
Total non-current assets	115,952	383,567	289,011
Total assets	452,577	1,497,125	1,113,722
Current liabilities:
Trade accounts payable	110,591	365,835	335,430
Reverse factoring	45,021	148,928	27,867
Current portion of long-term debt	32,218	106,577	75,956
Derivative financial liabilities			186
Taxes and contributions payable	6,008	19,875	15,249
Deferred revenue	1,128	3,732	6,628
Accrued expenses	36,386	120,366	122,048
Other current liabilities	9,376	31,017	33,331
Total current liabilities	240,728	796,330	616,695
Non-currentliabilities:
Long-term debt, net of current portion	54,230	179,394	311,426
Provision for labor, civil and tax risks	3,786	12,523	5,177
Share-based payment			30,139
Deferred revenue	7,709	25,502	26,247
Other non-currentliabilities	8	27	13
Total non-current liabilities	65,733	217,446	373,002
Total liabilities	306,461	1,013,776	989,697
Shareholders' equity:
Share capital	74	244	141
Additional-paid in capital	406,744	1,345,507	821,988
Treasury shares	(463)	(1,533)	(1,533)
Accumulated other comprehensive loss	(4,131)	(13,664)	(19,577)
Accumulated losses	(256,084)	(847,125)	(677,379)
Equity attributable to owners of the parent	146,140	483,429	123,640
Equity attributable to non-controlling interests	(24)	(80)	385
Total shareholders' equity	146,116	483,349	124,025
Total liabilities and shareholders' equity	$ 452,577	R$ 1,497,125	R$ 1,113,722